Equity (Details 1) R$ in Thousands	12 Months Ended
	Jun. 30, 2020 BRL (R$) shares
Equity Details 1Abstract
Unrestricted shares (in shares) | shares	4,402,404
Restricted shares (in shares) | shares	812,981	[1]
Shares issued in the initial exchange ratio / Capital increase (in shares) | shares	5,215,385
Unrestricted shares (final exchange ratio) (in shares) | shares	4,044,654
Unrestricted shares	R$ 97,569
Restricted shares	18,018	[1]
Shares issued in the initial exchange ratio / Capital increase	115,587
Unrestricted shares (final exchange ratio)	82,021
Additional paid in capital	R$ (33,566)

[1]	Shares with restrictions on sale do not meet the definition of equity instruments and are registered as financial liabilities.